MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Classified Marketable Securities

As of July 31, 2020 and 2019, the Company’s marketable securities were classified as follows:

	July 31, 2020				July 31, 2019
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Non-current:
Available-for-sale:
Mutual funds	$1,077,493	$297,064	$—	$1,374,557	$845,306	$264,425	$—	$1,109,731
Corporate equity
securities	1,553,275	823,010	5,937	2,370,348	1,656,156	814,340	—	2,470,496
	$2,630,768	$1,120,074	$5,937	$3,744,905	$2,501,462	$1,078,765	$—	$3,580,227

Schedule of Investment Income

Investment income for the years ended July 31, 2020 and 2019 consists of the following:

	2020	2019
Interest income	$20,446	$56,918
Dividend income	96,569	105,687
Gain on sale of marketable securities	28,546	46,415
Total	$145,561	$209,020